IMPAIRMENT CHARGES AND INVENTORY PROVISIONING	12 Months Ended
Dec. 31, 2017
Disclosure of impairment charges and inventory provisioning [Abstract]
IMPAIRMENT CHARGES AND INVENTORY PROVISIONING
6.	IMPAIRMENT CHARGES AND INVENTORY PROVISIONING

In accordance with IAS 36, Impairment of Assets, the Group carries out an annual impairment review of the asset valuations. In determining whether a potential asset impairment exists, a range of internal and external factors are considered. A number of factors affected this calculation including the Company’s market capitalisation at the end of the year that was significantly lower compared to the end of 2016. This factor as well as recent volatility in the Company’s share price resulted in a higher cost of capital being attributable to the Company’s expected future cash flows. As the future discounted cash flows for a number of cash generating units (“CGUs”) was below the carrying value of their net assets, the Group decided to recognise at December 31, 2017 a non-cash impairment charge of US$41,755,000.

The impact of the above items on the statement of operations for the year ended December 31, 2017 was as follows:

US$’000
Selling, general & administration expenses
Impairment of PP&E (note 12)	10,437
Impairment of goodwill and other intangible assets (note 13)	29,667
Impairment of prepayments (note 17)	1,651

Total impairment loss before tax	41,755

Income tax impact of impairment loss	(517)

Total impairment loss after tax	41,238

The impact of impairment charges and inventory provisioning on the statement of operations for the year ended December 31, 2016 was as follows:

	Impairment charges US$’000	Product Cull US$’000	Total US$‘000
Selling, general & administration expenses
Impairment of PP&E (note 12)	4,382	—	4,382
Impairment of goodwill and other intangible assets (note 13)	38,240	—	38,240
Impairment of prepayments (note 17)	757	—	757
Product discontinuation (note 16)	—	4,786	4,786

Total impairment loss and inventory provisioning costs before tax	43,379	4,786	48,165

Income tax impact of impairment loss and inventory provisioning costs	(3,094)	(689)	(3,783)

Total impairment loss and inventory provisioning costs after tax	40,285	4,097	44,382

In 2016, the decision to withdraw the Meritas Troponin premarket submission to the U.S. Food and Drug Administration, Trinity Biotech’s led to a significant reduction in the Group’s share price. Given that the market capitalization was then significantly below the book value of the net assets, the Group decided to recognise at December 31, 2016 a non-cash impairment charge of US$28,390,000. The impairment was taken against goodwill and other intangible assets, property, plant and equipment and prepayments (see notes 12, 13 and 17). Certain capitalised development projects were judged to be specifically impaired and their total carrying value of US$14,989,000 was expensed. Total impairment charges were US$43,379,000.

Also in 2016, the Group recognised a charge of US$4,786,000 in relation to a number of products that were culled. This mainly represented inventory provisioning for the Bartels and Microtrak product lines that were acquired over 15 years. Revenues for these products had been declining significantly over the last number of years and had reached the end of their economic life, especially given the level of technical support required to keep older products of this nature on the market.